Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, net
Accounts receivable	$ 165,133	$ 189,569	$ 188,774
Less: Allowance for doubtful accounts	0	0	0
Less: Loss allowance	(190)	(290)	0
Accounts receivable, net	$ 164,943	$ 189,279	$ 188,774